Financial Instruments - Currency Risk (Details) € in Thousands	Dec. 31, 2021 EUR (€) $ / €	Dec. 31, 2020 EUR (€) $ / €
US Dollar
Sensitivity analysis
Closing foreign exchange rate | $ / €	1.1326	1.2234
Currency risk
Sensitivity analysis
Rate increase (as a percent)	10.00%
Increase in equity if exchange rate strengthened	€ 812,285	€ 750,646
Increase (decrease) in profit due to foreign exchange differences if exchange rate strengthened	€ 15,201	(13,213)
Rate decrease (as a percent)	10.00%
Currency risk | Euros
Financial instrument risk
Balance sheet exposure	€ 159,840	190,824
Currency risk | Euros | Trade receivables
Financial instrument risk
Balance sheet exposure	2,023	1,468
Currency risk | Euros | Receivables from Group companies
Financial instrument risk
Balance sheet exposure	141,285	112,442
Currency risk | Euros | Loans to Group companies
Financial instrument risk
Balance sheet exposure	464,789	221,135
Currency risk | Euros | Cash and cash equivalents
Financial instrument risk
Balance sheet exposure	25,766	35,034
Currency risk | Euros | Trade payables.
Financial instrument risk
Balance sheet exposure	(27,098)	(46,318)
Currency risk | Euros | Payables to Group companies
Financial instrument risk
Balance sheet exposure	(62,930)	(61,421)
Currency risk | Euros | Loans from Group companies
Financial instrument risk
Balance sheet exposure	(11,495)	(18,391)
Currency risk | Euros | Bank loans
Financial instrument risk
Balance sheet exposure	(372,500)	(53,125)
Currency risk | US Dollar
Financial instrument risk
Balance sheet exposure	(7,828)	(58,692)
Currency risk | US Dollar | Trade receivables
Financial instrument risk
Balance sheet exposure	14,800	19,938
Currency risk | US Dollar | Receivables from Group companies
Financial instrument risk
Balance sheet exposure	7,101	6,140
Currency risk | US Dollar | Loans to Group companies
Financial instrument risk
Balance sheet exposure	21	55
Currency risk | US Dollar | Cash and cash equivalents
Financial instrument risk
Balance sheet exposure	82	416
Currency risk | US Dollar | Trade payables.
Financial instrument risk
Balance sheet exposure	(23,349)	(10,822)
Currency risk | US Dollar | Payables to Group companies
Financial instrument risk
Balance sheet exposure	(6,480)	(72,693)
Currency risk | US Dollar | Loans from Group companies
Financial instrument risk
Balance sheet exposure	€ (3)	€ (1,726)